Non-controlling interest	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
Non-controlling interest	Note 25 - Non-controlling interestNon-controlling interest consisted of a 10% ownership interest in Borr Jack-Up XVI Inc. acquired in late 2017 by Valiant Offshore Contractors Limited. The Company reacquired the ownership interest of 10% for nil consideration in 2020.